Filed pursuant to Rule 497(e)
Securities Act File No. 333-196273
Investment Company Act File No. 811-22930

USCF ETF TRUST

Supplement dated October 9, 2026

to the Prospectus and Statement of Additional Information for each of the USCF Midstream Energy Income Fund (UMI) and USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (SDCI), each dated October 30, 2025

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information of the funds listed above, each a series of USCF ETF Trust (the “Trust”), and should be read in conjunction with the Prospectus and Statement of Additional Information of the funds.

The following is added after the second paragraph in the subsection entitled “Investment Adviser of the Fund” to the “MANAGEMENT” section of the Prospectus for UMI:

On September 25, 2026, Marygold announced that it had entered into a definitive agreement under which funds managed by Madison Dearborn Partners (“MDP”), a private equity investment firm based in Chicago, will acquire all of the outstanding shares of Marygold (the “Transaction”). Because the Adviser is a wholly-owned subsidiary of USCF Investments, which is in turn a wholly-owned subsidiary of Marygold, the Transaction would result in a change of control of the Adviser. The Transaction is expected to close during the first half of 2027 or earlier, subject to the approval of Marygold's stockholders, receipt of regulatory approvals, certain change-of-control approvals, and other customary closing conditions. Upon its completion, Marygold will become a privately held company and will no longer be listed on the NYSE American.

As required by the 1940 Act, the consummation of the Transaction would result in the automatic termination of both the advisory agreement between the Adviser and the Trust, on behalf of the Fund, and the subadvisory agreement between the Adviser and the Fund’s subadviser. Accordingly, prior to such consummation, a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and the Adviser, and a new subadvisory agreement (the “New Subadvisory Agreement”) between the Adviser and the subadviser, will be required for the Adviser and the subadviser to continue in their respective capacities with respect to the Fund. The New Advisory Agreement and the New Subadvisory Agreement are subject to the approval of the Trust’s Board of Trustees (the “Board”) and shareholders of the Fund. If approved by the Board, shareholders of the Fund as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement and the New Subadvisory Agreement at a special meeting of shareholders through a proxy solicitation that will describe the Transaction in greater detail. Under the New Advisory Agreement and the New Subadvisory Agreement, the Adviser and the subadviser would provide investment advisory and subadvisory services, respectively, to the Fund on substantially similar terms to the current agreements for fees that do not exceed those currently in effect with respect to the Fund (including existing fee waivers, which will be renewed upon Board approval). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.

The following is added after the second paragraph in the subsection entitled “Investment Adviser of the Fund and the Subsidiary” to the “MANAGEMENT” section of the Prospectus for SDCI:

On September 25, 2026, Marygold announced that it had entered into a definitive agreement under which funds managed by Madison Dearborn Partners (“MDP”), a private equity investment firm based in Chicago, will acquire all of the outstanding shares of Marygold (the “Transaction”). Because the Adviser is a wholly-owned subsidiary of USCF Investments, which is in turn a wholly-owned subsidiary of Marygold, the Transaction would result in a change of control of the Adviser. The Transaction is expected to close during the first half of 2027 or earlier, subject to the approval of Marygold's stockholders, receipt of regulatory approvals, certain change-of-control approvals, and other customary closing conditions. Upon its completion, Marygold will become a privately held company and will no longer be listed on the NYSE American.

As required by the 1940 Act, the consummation of the Transaction would result in the automatic termination of (i) the advisory agreement between the Adviser and the Trust, on behalf of the Fund, (ii) the advisory agreement between the Adviser and the Subsidiary, and (iii) the subadvisory agreement between the Adviser and the Subsidiary’s subadviser. Accordingly, prior to such consummation, (i) a new investment advisory agreement (the “New Advisory Agreement”) between the Trust and the Adviser will be required for the Adviser to continue in its capacity as investment adviser to the Fund, (ii) a new investment advisory agreement (the “New Subsidiary Advisory Agreement”) between the Adviser and the Subsidiary will be required for the Adviser to continue in its capacity as investment adviser to the Subsidiary, and (iii) a new subadvisory agreement (the “New Subadvisory Agreement”) between the Adviser and the subadviser will be required for the subadviser to continue in its capacity as subadviser to the Subsidiary. The New Advisory Agreement, the New Subsidiary Advisory Agreement, and the New Subadvisory Agreement are subject to the approval of the Trust's Board of Trustees (the “Board”) and shareholders of the Fund. If approved by the Board, shareholders of the Fund as of a record date to be determined by the Board will be asked to approve the New Advisory Agreement, the New Subsidiary Advisory Agreement, and the New Subadvisory Agreement at a special meeting of shareholders through a proxy solicitation that will describe the Transaction in greater detail. Under the New Advisory Agreement, the Adviser would provide investment advisory services to the Fund on substantially similar terms to the current agreement for fees that do not exceed those currently in effect with respect to the Fund (including existing fee waivers, which will be renewed upon Board approval). Under the New Subsidiary Advisory Agreement and the New Subadvisory Agreement, the Adviser and the subadviser would provide investment advisory and subadvisory services, respectively, to the Subsidiary on substantially similar terms to the current agreements for fees that do not exceed those currently in effect with respect to the Subsidiary. The Transaction is not expected to result in any material change in the day-to-day management of the Fund or the Subsidiary.

The following is added after the third paragraph under the “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” section in the Statement of Additional Information:

On September 25, 2026, Marygold announced that it had entered into a definitive agreement under which funds managed by Madison Dearborn Partners (“MDP”), a private equity investment firm based in Chicago, will acquire all of the outstanding shares of Marygold (the “Transaction”). Because the Adviser is a wholly-owned subsidiary of USCF Investments, which is in turn a wholly-owned subsidiary of Marygold, the Transaction would result in a change of control of the Adviser. The Transaction is expected to close during the first half of 2027 or earlier, subject to the approval of Marygold’s stockholders, receipt of regulatory approvals, certain change-of-control approvals, and other customary closing conditions. Upon its completion, Marygold will become a privately held company and will no longer be listed on the NYSE American.

As required by the 1940 Act, the consummation of the Transaction would result in the automatic termination of (i) the advisory agreement between the Adviser and the Trust, on behalf of the Funds, (ii) the advisory agreement between the Adviser and the applicable Fund’s subsidiary, and (iii) the subadvisory agreement between the Adviser and the applicable Fund’s subadviser or the applicable Fund’s subsidiary’s subadviser. Accordingly, prior to such consummation, new investment advisory and subadvisory agreements will be required for the Adviser and any applicable subadvisers to continue in their respective capacities. Any new agreements are subject to the approval of the Trust’s Board of Trustees (the “Board”) and shareholders of the Fund. If approved by the Board, shareholders of the Fund as of a record date to be determined by the Board will be asked to approve the new agreements at a special meeting of shareholders through a proxy solicitation that will describe the Transaction in greater detail. Under the new agreements, the Adviser and the subadviser would provide investment advisory and subadvisory services, respectively, to each applicable Fund and subsidiary on substantially similar terms to the current agreements for fees that do not exceed those currently in effect with respect to each Fund and subsidiary (including existing fee waivers, which will be renewed upon Board approval). The Transaction is not expected to result in any material change in the day-to-day management of the Funds.